UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-09841

                                                   UBS Willow Fund, L.L.C.

(Exact name of registrant as specified in charter)

299 Park Avenue, 29th Floor

                                             New York, NY 10171

(Address of principal executive offices) (Zip code)

James M. Hnilo, Esq.

UBS Alternative and Quantitative Investments LLC

One North Wacker Drive, 32nd Floor

                                     Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 525-6000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form
N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

UBS Willow Fund, L.L.C.

Schedule of Portfolio Investments

(Unaudited)

September 30, 2012

	INVESTMENTS IN SECURITIES (48.29%)
Par ($)		Fair Value
	CORPORATE BONDS (0.00%)
	FUNERAL SERVICES & RELATED ITEMS (0.00%)
2,000,000	Loewen Group Intl., Inc., 7.50%, 04/15/49 *,(a)	$—
3,000,000	Loewen Group Intl., Inc., 7.20%, 04/15/49 *,(a)	—

		—

	TOTAL CORPORATE BONDS (Cost $—)	—

	BANK LOANS (0.25%)
6,183,258	Collins & Aikman Product Co., Supplemental Revolving Credit Facility, 0.00%, 08/31/09 *	10,821
10,405,406	Collins & Aikman Products Co., Revolver Liquidation Trust, 0.00%, 08/31/11 *	18,209
12,051,753	Collins & Aikman Products Co., Term B-1 Loan, 0.00%, 08/31/11 *	21,091

	TOTAL BANK LOANS (Cost $—)	50,121

Shares
	COMMON STOCK (48.04%)
	AGRICULTURAL CHEMICALS (10.99%)
549,331	Phosphate Holdings, Inc. *	2,197,324

	AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (17.62%)
3,251,684	International Automotive Components Group North America, LLC *	3,522,657

	METAL - ALUMINUM (19.43%)
3,109,065	Ormet Corp. *	3,886,331

	TOTAL COMMON STOCK (Cost $42,062,047)	9,606,312

	TOTAL INVESTMENTS IN SECURITIES (Cost $42,062,047)	9,656,433

	SECURITIES SOLD, NOT YET PURCHASED ((2.63)%)
Par ($)
	CORPORATE BONDS SOLD, NOT YET PURCHASED ((2.63)%)
	CONSUMER PRODUCTS - MISCELLANEOUS ((2.63)%)
(500,000)	Yankee Candle Co., Inc., 9.75%, 02/15/17 (Callable 02/15/12 @ $104.88)	(525,375)

	TOTAL CORPORATE BONDS SOLD, NOT YET PURCHASED (Proceeds of Sales $(439,673))	(525,375)

	TOTAL SECURITIES SOLD, NOT YET PURCHASED (Proceeds of Sales $(439,673))	(525,375)

Notional Amount ($)
	DERIVATIVE CONTRACTS ((80.70)%)
	CREDIT DEFAULT SWAPS ((80.70)%)
1,315,000,000	Purchased Contracts	(16,137,335)

	TOTAL CREDIT DEFAULT SWAPS	(16,137,335)

	TOTAL DERIVATIVE CONTRACTS	(16,137,335)

UBS Willow Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2012

TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD, NOT YET PURCHASED AND DERIVATIVE CONTRACTS — (35.04%)	$(7,006,277)

OTHER ASSETS IN EXCESS OF OTHER LIABILITIES — 135.04%	27,001,513

TOTAL MEMBERS’ CAPITAL — 100.00%	$19,995,236

Percentages shown represent a percentage of members’ capital as of September 30, 2012.

*	Non-income producing security.
(a)	Security is in default.

UBS Willow Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2012

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Interest Rate	Maturity Date	Notional Amount	Upfront Fees Paid	Fair Value	% of Members’ Capital
Purchased Contracts:

Bank of America Merrill Lynch
Centex Corp., 5.25%, 6/15/15	3.54	06/20/13	$10,000,000	$—	$(246,939)	(1.24)
Centex Corp., 5.25%, 6/15/15	2.87	12/20/12	10,000,000	—	(67,451)	(0.34)
Centex Corp., 5.25%, 6/15/15	5.40	12/20/13	10,000,000	—	(627,513)	(3.14)
Centex Corp., 5.25%, 6/15/15	5.33	12/20/13	20,000,000	—	(1,236,018)	(6.18)
Lennar Corp., 5.95%, 3/1/13	4.58	12/20/12	10,000,000	—	(107,072)	(0.54)
Lennar Corp., 5.95%, 3/1/13	3.10	12/20/12	10,000,000	—	(68,494)	(0.34)
Lennar Corp., 6.50%, 4/15/16	5.40	06/20/14	10,000,000	—	(793,566)	(3.97)
Limited Brands, Inc., 6.125%, 12/1/12	3.70	09/20/13	10,000,000	—	(338,377)	(1.69)
Macy’s Inc., 7.45%, 7/15/17	2.98	09/20/13	10,000,000	—	(280,953)	(1.41)
Masco Corp., 5.875%, 7/15/12	0.94	12/20/12	10,000,000	—	(10,720)	(0.05)
Mattel Inc., 7.25%, 7/9/12	0.87	12/20/12	10,000,000	—	(19,862)	(0.10)
National Rural Utilities Corp., 7.25%, 3/01/12	0.45	03/20/13	10,000,000	—	(16,454)	(0.08)
National Rural Utilities Corp., 8.00%, 3/01/32	0.63	03/20/13	10,000,000	—	(25,640)	(0.13)
National Rural Utilities Corp., 8.00%, 3/01/32	0.76	03/20/13	20,000,000	—	(64,549)	(0.32)
National Rural Utilities Corp., 8.00%, 3/01/32	1.85	09/20/13	5,000,000	—	(85,611)	(0.43)
National Rural Utilities Corp., 8.00%, 3/01/32	1.30	12/20/13	10,000,000	—	(140,526)	(0.70)
Pulte Homes, 5.25%, 1/15/14	4.00	12/20/13	10,000,000	—	(433,694)	(2.17)
Pulte Homes, 5.25%, 1/15/14	3.85	12/20/13	10,000,000	—	(414,704)	(2.07)
Southwest Airlines Co., 5.25%, 10/01/14	0.57	12/20/12	20,000,000	—	(22,074)	(0.11)
Toll Brothers Inc., 6.875%, 11/15/12	3.20	12/20/13	10,000,000	—	(373,835)	(1.87)
Toll Brothers Inc., 6.875%, 11/15/12	2.55	12/20/12	5,000,000	—	(30,486)	(0.15)
Toll Brothers Inc., 6.875%, 11/15/12	2.50	12/20/12	5,000,000	—	(29,834)	(0.15)

Goldman Sachs
Bank of America Corp., 6.00%, 1/24/18	2.80	12/20/13	10,000,000	—	(291,500)	(1.46)
Bank of America Corp., 6.00%, 1/24/18	3.50	12/20/13	20,000,000	—	(760,264)	(3.80)
Bank of America Corp., 6.25%, 4/15/12	0.92	06/20/13	20,000,000	—	(74,324)	(0.37)
French Republic, 4.25%, 4/25/19	0.16	12/20/13	100,000,000	—	63,873	0.32
French Republic, 4.25%, 4/25/19	0.39	12/20/13	100,000,000	—	(227,764)	(1.14)
Kingdom of Sweden, 3.875%, 12/29/09	1.02	03/20/14	50,000,000	—	(690,907)	(3.45)
Kingdom of Sweden, 3.875%, 12/29/09	0.60	12/20/13	50,000,000	—	(316,200)	(1.58)
Loews Corp., 5.25%, 3/15/16	1.00	12/20/13	10,000,000	—	(115,234)	(0.58)
Loews Corp., 5.25%, 3/15/16	0.95	12/20/13	65,000,000	—	(707,717)	(3.54)
Loews Corp., 5.25%, 3/15/16	0.98	12/20/13	10,000,000	—	(112,693)	(0.56)
Loews Corp., 5.25%, 3/15/16	1.05	12/20/13	10,000,000	—	(121,589)	(0.61)
Macy’s Inc., 6.625%, 4/01/11	2.55	03/20/13	10,000,000	—	(119,970)	(0.60)
National Rural Utilities Corp., 8.00%, 3/01/32	1.17	12/20/13	10,000,000	—	(124,016)	(0.62)
Pulte Homes, 5.25%, 1/15/14	3.00	12/20/13	10,000,000	—	(307,092)	(1.54)
Pulte Homes, 5.25%, 1/15/14	4.05	12/20/13	20,000,000	—	(880,049)	(4.40)
Republic of Austria, 5.25%, 1/04/11	2.45	03/20/14	25,000,000	—	(861,670)	(4.31)
Republic of Ireland, 3.875%, 7/15/10	0.76	12/20/13	50,000,000	—	468,409	2.34
Republic of Italy, 6.875%, 9/27/23	1.66	03/20/14	25,000,000	—	(11,741)	(0.06)
Republic of Italy, 6.875%, 9/27/23	1.84	03/20/14	25,000,000	—	(79,090)	(0.40)
Republic of Italy, 6.875%, 9/27/23	1.52	06/20/14	50,000,000	—	255,303	1.28
Southwest Airlines Co., 5.25%, 10/01/14	2.20	12/20/13	10,000,000	—	(248,297)	(1.24)
Spain, 5.50%, 7/30/16	0.76	12/20/13	50,000,000	—	615,937	3.08
Spain, 5.50%, 7/30/17	1.08	12/20/13	50,000,000	—	415,894	2.08
Swiss Confederation	1.79	03/20/14	50,000,000	—	(1,242,656)	(6.21)
The Boeing Co., 8.75%, 8/15/21	1.75	03/20/14	10,000,000	—	(242,307)	(1.21)
UKT, 4.25%, 6/07/32	1.17	12/20/13	50,000,000	—	(665,557)	(3.33)
UKT, 4.25%, 6/07/32	1.15	12/20/13	50,000,000	—	(652,852)	(3.26)
UKT, 4.25%, 6/07/32	0.55	12/20/13	50,000,000	—	(271,704)	(1.36)
United Mexican States, 5.875%, 1/15/14	3.90	04/20/14	10,000,000	—	(733,698)	(3.67)
United Mexican States, 7.50%, 4/08/33	3.60	02/20/14	15,000,000	—	(755,145)	(3.78)
United Mexican States, 7.50%, 4/08/33	3.93	04/20/14	10,000,000	—	(739,776)	(3.70)
United Mexican States, 7.50%, 4/08/33	3.95	04/20/14	5,000,000	—	(371,914)	(1.86)

JP Morgan
Bank of America Corp., 6.00%, 1/24/18	2.10	06/20/13	10,000,000	—	(127,295)	(0.64)
Limited Brands, Inc., 6.125%, 12/1/12	3.45	09/20/13	10,000,000	—	(312,944)	(1.56)

UBS Willow Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2012

Swap Counterparty & Referenced Obligation	Interest Rate	Maturity Date	Notional Amount	Upfront Fees Paid	Fair Value	% of Members’ Capital
Purchased Contracts (continued):
JP Morgan (continued)
Macy’s, Inc., 7.45%, 7/15/17	3.00	09/20/13	$10,000,000	$—	$(282,990)	(1.42)

Morgan Stanley
Limited Brands, Inc., 6.125%, 12/1/12	1.82	12/20/12	10,000,000	—	(39,160)	(0.20)
Macy’s Inc., 6.625%, 4/1/11	1.50	12/20/12	10,000,000	—	(34,264)	(0.16)

Total Purchased Contracts			$1,315,000,000	$—	$(16,137,335)	(80.70)%

UBS Willow Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2012

The following is a summary of the inputs used in valuing the Fund’s investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. There were no transfers between Level 1 and Level 2 during the nine month period ended September 30, 2012.

ASSETS TABLE

	Total Fair Value at September 30,	Level 1	Level 2	Level 3
Description	2012
Investments in Securities
Corporate Bonds
Funeral Services & Related Items	$—	$—	$—	$—

Total Corporate Bonds	—	—	—	—

Bank Loans	50,121	—	—	50,121
Common Stock
Agricultural Chemicals	2,197,324	2,197,324	—	—
Automotive/Truck Parts & Equipment	3,522,657	—	—	3,522,657
Metal - Aluminum	3,886,331	3,886,331	—	—

Total Common Stock	9,606,312	6,083,655	—	3,522,657

Total Investments in Securities	$9,656,433	$6,083,655	$—	$3,572,778

Derivative Contracts
Credit Default Swaps	1,819,416	—	1,819,416	—

Total Derivative Contracts	$1,819,416	$—	$1,819,416	$—

Total Assets	$11,475,849	$6,083,655	$1,819,416	$3,572,778

LIABILITIES TABLE

	Total Fair Value at September 30,	Level 1	Level 2	Level 3
Description	2012
Securities Sold, Not Yet Purchased
Corporate Bonds Sold, Not Yet Purchased
Consumer Products - Miscellaneous	$(525,375)	$—	$(525,375)	$—

Total Corporate Bonds Sold, Not Yet Purchased	(525,375)	—	(525,375)	—

Total Securities Sold, Not Yet Purchased	$(525,375)	$—	$(525,375)	$—

Derivative Contracts
Credit Default Swaps	(17,956,751)	—	(17,956,751)	—

Total Derivative Contracts	$(17,956,751)	$—	$(17,956,751)	$—

Total Liabilities	$(18,482,126)	$—	$(18,482,126)	$—

UBS Willow Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2012

The following is a reconciliation of assets and liabilities in which significant unobservable inputs (Level 3) were used in determining fair value:

ASSETS:

Description	Balance as of December 31, 2011	Accrued discounts /premiums	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation	Purchases	Sales	Transfers in and/or out of Level 3*	Balance as of September 30, 2012
Investments in Securities

Corporate Bonds
Funeral Services and Related Items	$—	$—	$—	$—	$—	$—	$—	$—

Bank Loans
Bank Loans	233,930	—	221,068	(183,809)	—	(221,068)	—	50,121

Common Stocks
Automotive/Truck Parts & Equipment	17,218,794	—	(14,787,941)	10,083,012	—	(8,991,208)	—	3,522,657

Total Common Stocks	17,218,794	—	(14,787,941)	10,083,012	—	(8,991,208)	—	3,522,657

Ending Balance	$17,452,724	$—	$(14,566,873)	$9,899,203	$—	$(9,212,276)	$—	$3,572,778

LIABILITIES:

Description	Balance as of December 31, 2011	Accrued discounts /premiums	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation	Purchases	Sales	Transfers in and/or out of Level 3*	Balance as of September 30, 2012
Securities Sold, Not Yet Purchased

Corporate Bonds
Consumer Products - Miscellaneous	$(491,665)	$(7,293)		$(26,417)	$—	$—	$525,375	$—

Total Corporate Bonds	(491,665)	(7,293)	—	(26,417)	—	—	525,375	—

Ending Balance	$(491,665)	$(7,293)	$—	$(26,417)	$—	$—	$525,375	$—

*  The transfers out of Level 3 at September 30, 2012 were due to the greater availability of observable market inputs during the period.

Net change in unrealized appreciation/depreciation on Level 3 assets and liabilities still held as of September 30, 2012 is $(3,787,330).

UBS Willow Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2012

Portfolio Valuation

The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles (“GAAP”), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various inputs are used in determining the fair value of the Fund’s investments which are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit spread, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions and indicative non-binding broker quotes.)

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. All transfers into and out of Level 3 can be found in the Level 3 reconciliation table within the Schedule of Portfolio Investments.

GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities. Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures about fair value measurements are provided. Fair value measurement disclosure for each class of assets and liabilities requires greater disaggregation than the Fund’s line items in the Statement of Assets, Liabilities and Members’ Capital. The Fund determines the appropriate classes for those disclosures on the basis of the nature and risks of the assets and liabilities and their classification in the fair value hierarchy (i.e., Level 1, Level 2, and Level 3).

For assets and liabilities measured at fair value on a recurring basis during the period, the Fund provides quantitative disclosures about the fair value measurements separately for each class of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by class.

The valuation process is governed by a Valuation Policy and Procedures document (the “Valuation Policy”) which has been approved by the Board of Directors of the Fund. The Valuation Policy governs the valuation of all securities comprising the net asset value of the Fund and defines the valuation principles and pricing conventions for each security type as described below. In addition, the Valuation Policy establishes a valuation committee (the “Valuation Committee”). The Valuation Committee is specifically responsible for the implementation of the Valuation Policy. The Valuation Committee reviews policy exceptions and the implementation of the Valuation Policy. The Valuation Committee will escalate issues to the Board of Directors as required. The Valuation Committee also reviews and approves the specific valuation methodology

UBS Willow Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2012

implemented for new and existing investments in securities of private companies that are held in the Fund. The voting members of the Valuation Committee are non-investment team personnel.

A breakdown of the Fund’s portfolio into the fair value measurement levels can be found in the tables following the Schedule of Portfolio Investments.

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Manager, as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Directors.

Securities and securities sold, not yet purchased that are not listed or admitted to trading on any securities exchange, including bank debt and corporate debt obligations, are valued using the average of the final bid and ask prices as of the measurement date from external pricing sources and from reputable dealers or market makers that regularly trade such securities.

Securities and securities sold, not yet purchased, other than options and warrants, that are listed or admitted to trading on one or more securities exchanges are valued at the last sale price on the principal exchange of trading. If no trade took place, the securities are valued using the average of the final bid and ask prices as of the measurement date.

Options and warrants that are listed or admitted to trading on one or more exchanges will be valued at the last sale price, if such price is equal to or is between the bid and the ask prices (otherwise, the average of the final bid and ask prices as of the measurement date will be used), on the principal exchange of trading.

Options and warrants that are not listed or admitted to trading on an exchange or that are listed on an exchange which does not accurately represent such securities’ true value will be valued at the average of the final bid and ask prices provided by a reputable dealer. Options and warrants may also be valued according to a valuation model or volatility formula pursuant to the Fund’s valuation policy and procedures using inputs such as the price of underlying or reference assets, the terms of the option or warrant position, the amount of time until exercise and volatility levels which may be adjusted to more accurately reflect fair value. Due to these factors, the Fund may classify these securities as Level 3 positions.

Open credit default swap agreements are valued using independent valuation models. Inputs to the model are contractual terms and quoted inputs for credit spreads, recovery rates and interest rates.

Consistent with its strategy, a significant portion of the Fund’s long portfolio ($3,572,778 at September 30, 2012) is comprised of relatively illiquid or thinly traded investments that are not actively traded on a recognized security exchange. All such securities held by the Fund at September 30, 2012 were valued on the basis of indicative prices provided by external pricing sources including dealers active in the relevant markets. Due to the nature of the Fund’s strategy, multiple pricing sources on individual securities may not be available. Values assigned at September 30, 2012 may differ significantly from values that would have been used had a broader market for the investments existed. In the case where multiple pricing sources are not available, the Fund classifies these securities as Level 3 positions.

UBS Willow Fund, L.L.C.

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2012

For non exchange traded securities, the valuation process described above represents a good faith approximation of the fair value of an asset and is used where there is no public market or possibly no market at all for a company’s securities. The fair value established may differ significantly from the values that would have been used had a ready market for the securities existed and the differences could be material. In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the valuations currently assigned. As a result, the Fund’s issuance or repurchase of its interests at a time when it owns securities which utilize valuation techniques that are not readily observable and significant to the fair value measurement may have the effect of diluting or increasing the economic interest of existing investors.

Subsequent Event Disclosure

On October 15, 2012, the Board of Directors of UBS Willow Fund LLC approved the orderly wind down of the Fund. As such, the Fund is proceeding with a gradual disposition of its portfolio of investments. It is anticipated that this wind down will take place over a number of months. As a result of the wind down, subscriptions and repurchases into the Fund have been suspended.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	UBS Willow Fund, L.L.C.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	November 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	November 27, 2012

By (Signature and Title)*	/s/ Nicholas Vagra
Nicholas Vagra, Principal Accounting Officer

Date	November 27, 2012

* Print the name and title of each signing officer under his or her signature.